Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans	Jun. 30, 2023 USD ($)
Banco Macro - Pre-Financing of Exports [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination	ARS
Nominal value (equivalent in USD)	$ 147,874
Outstanding loans balance	$ 173,236
Banco Macro - Pre-Financing of Exports [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	67.00%	[1]
Date of maturity	07/17/2023 – 12/27/2023
Banco Macro - Pre-Financing of Exports [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	88.00%	[1]
Banco Nación - Pre-Financing of Exports [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination	USD
Nominal value (equivalent in USD)	$ 28,500
Outstanding loans balance	$ 28,635
Banco Nación - Pre-Financing of Exports [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	2.00%
Date of maturity	10/6/2023
Banco Nación - Pre-Financing of Exports [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	2.00%
Banco Córdoba - Pre-Financing of Exports [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination	ARS
Nominal value (equivalent in USD)	$ 142,567
Outstanding loans balance	$ 156,057
Banco Córdoba - Pre-Financing of Exports [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	55.00%	[1]
Date of maturity	01/11/2023 – 06/26/2023
Banco Córdoba - Pre-Financing of Exports [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	88.00%	[1]
Banco Galicia - Bank Overdrafts [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination	ARS
Nominal value (equivalent in USD)	$ 18,849
Outstanding loans balance	$ 18,849
Banco Galicia - Bank Overdrafts [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	144.00%	[1]
Date of maturity	06/30/2023
Banco Galicia - Bank Overdrafts [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	144.00%	[1]
HSBC Bank - Bank Overdrafts [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination	ARS
Nominal value (equivalent in USD)	$ 4,625
Outstanding loans balance	$ 4,625
HSBC Bank - Bank Overdrafts [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	108.00%	[1]
Date of maturity	06/30/2023
HSBC Bank - Bank Overdrafts [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	108.00%	[1]
Banco Santander - Bank Overdrafts [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination	ARS
Nominal value (equivalent in USD)	$ 41,325
Outstanding loans balance	$ 44,446
Banco Santander - Bank Overdrafts [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	161.00%	[1]
Date of maturity	06/30/2023
Banco Santander - Bank Overdrafts [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	161.00%	[1]
Banco Galicia - Loans [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination	ARS
Nominal value (equivalent in USD)	$ 99,643
Outstanding loans balance	$ 33,728
Banco Galicia - Loans [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	35.00%	[1]
Date of maturity	08/21/2023 – 01/25/2024
Banco Galicia - Loans [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	85.00%	[1]
HSBC Bank - Loans [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination	ARS
Nominal value (equivalent in USD)	$ 19,508
Outstanding loans balance	$ 14,940
HSBC Bank - Loans [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	64.00%	[1]
Date of maturity	07/27/2023
HSBC Bank - Loans [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	64.00%	[1]
Banco Santander - Loans [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination	ARS
Nominal value (equivalent in USD)	$ 119,001
Outstanding loans balance	$ 118,185
Banco Santander - Loans [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	50.00%	[1]
Date of maturity	09/03/2026 – 03/04/2027
Banco Santander - Loans [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	57.00%	[1]
Banco Macro - Loans [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination	ARS
Nominal value (equivalent in USD)	$ 11,705
Outstanding loans balance	$ 1,257
Banco Macro - Loans [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	54.00%	[1]
Date of maturity	7/12/2023
Banco Macro - Loans [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	54.00%	[1]
Promissory Notes [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination	USD
Nominal value (equivalent in USD)	$ 2,000,000
Outstanding loans balance	$ 2,000,000
Promissory Notes [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	0.00%
Date of maturity	05/22/2024 – 06/25/2024
Promissory Notes [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	0.00%
Asociación Mutual AMA – Loans [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination	ARS
Nominal value (equivalent in USD)	$ 42,316
Outstanding loans balance	$ 51,331
Asociación Mutual AMA – Loans [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	53.00%	[1]
Date of maturity	07/10/2023 – 04/10/2024
Asociación Mutual AMA – Loans [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	53.00%	[1]

[1]	Interest rates of our outstanding loans in ARS, correspond to market rates in the country of incorporation of our newly acquired subsidiary, which deems to be a hyperinflationary economy.